Consolidated Balance Sheets (Parentheticals) (USD $)	Jun. 30, 2011	Jun. 30, 2010
Statement Of Financial Position [Abstract]
Common stock, par value (in dollars per share)
Common stock, shares issued	77,185,086	68,010,586
Common stock, shares Outstanding	77,185,086	68,010,586